Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for John Stark[1] ($)	Summary Compensation Table Total for Jonathan Rothberg[1] ($)	Summary Compensation Table Total for Jeffrey Hawkins[1] ($)	Compensation Actually Paid to John Stark[1,2,3] ($)	Compensation Actually Paid to Jonathan Rothberg[1,2,3] ($)	Compensation Actually Paid to Jeffrey Hawkins[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment Based on: TSR ($)	Net Income ($ Millions)
2024	—	—	4,439,833	—	—	8,718,368	1,645,379	3,395,764	34.31	(101.0)
2023	—	—	1,052,500	—	—	1,917,506	1,348,331	986,477	25.54	(96.0)
2022	816,001	501,673	7,695,136	(10,089,326)	(8,701,847)	6,119,261	2,784,781	1,421,149	23.25	(132.4)

Named Executive Officers, Footnote	Jeffrey Hawkins was our PEO for 2023 and 2024. John Stark, Jonathan Rothberg, and Jeffrey Hawkins were our PEOs for 2022. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2022	2023	2024
Patrick Schneider, Ph.D.	Jeffry R. Keyes	Jeffry R. Keyes
Michael McKenna, Ph.D.	Grace Johnston, Ph.D.	Todd Bennett
	Patrick Schneider, Ph.D.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Jeffrey Hawkins ($)	Exclusion of Stock Awards and Option Awards for Jeffrey Hawkins ($)	Inclusion of Equity Values for Jeffrey Hawkins ($)	Compensation Actually Paid to Jeffrey Hawkins ($)
2024	4,439,833	(3,379,000)	7,657,535	8,718,368

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jeffrey Hawkins ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jeffrey Hawkins ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jeffrey Hawkins ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jeffrey Hawkins ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jeffrey Hawkins ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Jeffrey Hawkins ($)	Total - Inclusion of Equity Values for Jeffrey Hawkins ($)
2024	2,092,304	5,716,311	213,808	(364,888)	—	—	7,657,535

Non-PEO NEO Average Total Compensation Amount	$ 1,645,379	$ 1,348,331	$ 2,784,781
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,395,764	986,477	1,421,149
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,645,379	(1,146,500)	2,896,885	3,395,764

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,027,228	966,094	38,874	(135,311)	—	—	2,896,885

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 34.31	25.54	23.25
Net Income (Loss)	$ (101,000,000.0)	(96,000,000.0)	(132,400,000)
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Jeffery Hawkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,439,833	1,052,500	7,695,136
PEO Actually Paid Compensation Amount	$ 8,718,368	$ 1,917,506	$ 6,119,261
PEO Name	Jeffrey Hawkins	Jeffrey Hawkins	Jeffrey Hawkins
John Stark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 816,001
PEO Actually Paid Compensation Amount			$ (10,089,326)
PEO Name			John Stark
Jonathan Rothberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 501,673
PEO Actually Paid Compensation Amount			$ (8,701,847)
PEO Name			Jonathan Rothberg
PEO | Jeffery Hawkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,379,000)
PEO | Jeffery Hawkins [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,657,535
PEO | Jeffery Hawkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,092,304
PEO | Jeffery Hawkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,716,311
PEO | Jeffery Hawkins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,808
PEO | Jeffery Hawkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,888)
PEO | Jeffery Hawkins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jeffery Hawkins [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,146,500)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,896,885
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,027,228
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	966,094
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,874
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,311)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0